Summary of Significant Accounting Policies - Schedule of Depreciation on Property, Plant and Equipment (Details)	Dec. 31, 2025
Operating equipment [Member] | Minimum [Member]
Schedule of Depreciation on Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Operating equipment [Member] | Maximum [Member]
Schedule of Depreciation on Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Electronic equipment [Member]
Schedule of Depreciation on Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office equipment and other [Member]
Schedule of Depreciation on Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Leasehold Improvements [Member] | Minimum [Member]
Schedule of Depreciation on Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Leasehold Improvements [Member] | Maximum [Member]
Schedule of Depreciation on Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years